UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ballentine Capital Management, Inc
           --------------------------------------------------
Address:   10 Avon Meadow Lane
           --------------------------------------------------
           Avon, CT 06001
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  		28-2599
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven W. Ballentine
           --------------------------------------------------
Title:     President & CEO
           --------------------------------------------------
Phone:     (860) 676-1830
           --------------------------------------------------

Signature, Place, and Date of Signing:


       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings forthis reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        	73
                                               -------------

Form 13F Information Table Value Total:       $ 607,277
                                               -------------
                                                (thousands)

	Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Energy               COM              017411109    13378   488700 SH       SOLE                   488700
American Capital Strategies    COM              024937104    29631  1241100 SH       SOLE                  1241100
American Superconductor Corp   COM              030111108     8251   171000 SH       SOLE                   171000
Azurix Corp                    COM              05501M104      808   115500 SH       SOLE                   115500
Barrett Resources Corp         COM              068480201     2283    75000 SH       SOLE                    75000
Burlington Resources Inc       COM              122014103     2869    75000 SH       SOLE                    75000
CINergy                        COM              172474108    11330   445400 SH       SOLE                   445400
Caprock Comm Corp              COM              140667106     2145   110000 SH       SOLE                   110000
Catalytica Inc                 COM              148885106     3914   355800 SH       SOLE                   355800
Coastal Corp                   COM              190441105    14610   240000 SH       SOLE                   240000
Comfort Systems USA            COM              199908104      328    82000 SH       SOLE                    82000
Conductus Inc                  COM              206784100     5038   255100 SH       SOLE                   255100
Conectiv                       COM              206829103     8374   538100 SH       SOLE                   538100
Conectiv Class A               COM              206829202     1087    44600 SH       SOLE                    44600
Constellation Energy Group     COM              210371100     4972   152700 SH       SOLE                   152700
Dominion Res Inc VA            COM              25746U109     3859    90000 SH       SOLE                    90000
Duke Power Co                  COM              264399106     9866   175000 SH       SOLE                   175000
Dynatech Corp                  COM              268140100     2363   130352 SH       SOLE                   130352
Dynegy Inc                     COM              26816Q101    12242   179200 SH       SOLE                   179200
Edison International           COM              281020107     2712   132300 SH       SOLE                   132300
El Pas Elec. & Gas             COM              283677854    11923  1065700 SH       SOLE                  1065700
El Paso Energy Corp            COM              283905107     3311    65000 SH       SOLE                    65000
Entergy Corp                   COM              29364G103     1150    42300 SH       SOLE                    42300
Fuelcell Energy Inc            COM              35952H106     6941   100500 SH       SOLE                   100500
GPU Inc.                       COM              36225X100     6714   248100 SH       SOLE                   248100
ICG Communications             COM              449246107    10025   454400 SH       SOLE                   454400
ITC Deltacom Inc               COM              45031T104      948    42500 SH       SOLE                    42500
IdaCorp, Inc.                  COM              451380109     6166   191200 SH       SOLE                   191200
Imperial Credit Industries     COM              452729106      425   100000 SH       SOLE                   100000
Integrated Elec Svcs           COM              45811E103     1683   328400 SH       SOLE                   328400
Intermagnetics General Corp    COM              458771102     5429   286700 SH       SOLE                   286700
Ipalco Enterprises             COM              462613100    36464  1811900 SH       SOLE                  1811900
KCS Energy Inc                 COM              482434206       14    10000 SH       SOLE                    10000
Kansas City Pwr & Lt           COM              485134100    14512   645000 SH       SOLE                   645000
Kinder Morgan Inc              COM              49455p101    27650   800000 SH       SOLE                   800000
Lincoln Bancorp                COM              532879103      850    85000 SH       SOLE                    85000
MCN Energy Group               COM              55267J100    11468   536500 SH       SOLE                   536500
Mechanical Technology Inc      COM              583538103     4483   298900 SH       SOLE                   298900
Meemic Holdings Inc            COM              585135106      292    16100 SH       SOLE                    16100
Minnesota Pwr & Lt             COM              604110106    27174  1569600 SH       SOLE                  1569600
Motient Corp                   COM              619908106     2353   150000 SH       SOLE                   150000
NCRIC Group Inc                COM              628866105      139    18900 SH       SOLE                    18900
NRG Energy Inc                 COM              629377102    10065   551500 SH       SOLE                   551500
NUI Corporation                COM              629430109    15398   570300 SH       SOLE                   570300
Natl Fuel Gas Co               COM              636180101    12075   247700 SH       SOLE                   247700
OGE Energy Corp.               COM              670837103     9975   539200 SH       SOLE                   539200
Octel Corp                     COM              675727101     1024   131100 SH       SOLE                   131100
PECO Energy Co                 COM              693304107     5039   125000 SH       SOLE                   125000
PP&L Resources                 COM              693499105     8652   394400 SH       SOLE                   394400
Pacific Gateway Exchange       COM              694327107      770   226000 SH       SOLE                   226000
Peoples Energy                 COM              711030106    14459   446600 SH       SOLE                   446600
Pinnacle West Cap              COM              723484101    10579   312300 SH       SOLE                   312300
Professionals Group Inc        COM              742954100     4491   183760 SH       SOLE                   183760
Public Scs Co N Mex            COM              744499104    24357  1577800 SH       SOLE                  1577800
Public Svc Enter               COM              744573106    21852   631100 SH       SOLE                   631100
Sempra Energy                  COM              816851109     1370    80600 SH       SOLE                    80600
Sunshing Mining Warrant        COM              867833147        4   372400 SH       SOLE                   372400
Syntroleum Corp                COM              871630109     1712   100000 SH       SOLE                   100000
U S West Inc                   COM              91273H101     3173    37000 SH       SOLE                    37000
US Concrete Inc                COM              90333L102     2740   342500 SH       SOLE                   342500
USEC, Inc.                     COM              90333E108      462   100000 SH       SOLE                   100000
UniSource Energy               COM              909205106    37203  2480200 SH       SOLE                  2480200
Unicom Corp                    COM              904911104    48630  1257000 SH       SOLE                  1257000
Unifab Int'l Inc               COM              90467L100      594    72000 SH       SOLE                    72000
Unisys                         COM              909214108     4369   300000 SH       SOLE                   300000
United Panam Financial         COM              911301109       50    50000 SH       SOLE                    50000
Unitil Corp                    COM              913259107     1409    52800 SH       SOLE                    52800
Viatel Inc                     COM              925529208      971    34000 SH       SOLE                    34000
Washington Gas Light           COM              938837101     8494   353000 SH       SOLE                   353000
Western Gas Res.               COM              958259103     2583   123000 SH       SOLE                   123000
Williams Cos Inc               COM              969457100    25830   619600 SH       SOLE                   619600
Wisconsin Energy               COM              976657106     7679   387600 SH       SOLE                   387600
Worldgate Communications       COM              98156L307     1092    61500 SH       SOLE                    61500